Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 25, 2010 Dimension Data	Mar. 31, 2011 Dimension Data	Dec. 31, 2010 Dimension Data	Mar. 31, 2011 Dimension Data Customer Relationships	Mar. 31, 2011 Dimension Data Trademarks	Dec. 31, 2010 Keane International Inc
Business Acquisition [Line Items]
Date of acquisition				Oct. 25, 2010
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421			¥ 95,342
Acquisition-related costs					2,031
Amortizable depreciable intangible assets							85,521
Weighted average useful life							11 years
Non-amortizable intangible assets								23,170
Operating revenues					78,461
Operating income (loss)					(813)
Amortization of intangible assets	473,247	481,043	462,649		3,011
Amounts for assets acquired					335,936				74,786
Amounts for liabilities assumed					205,922				60,843
Assets acquired include the goodwill					¥ 151,488				¥ 81,399